Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Aggregate Loan Transactions with Related Parties

Aggregate loan transactions with related parties were as follows:

	2013	2012
Balance, beginning	$4,060,425	$4,491,059

New loans	684,223	2,203,459
Repayments	(1,790,548)	(2,634,093)

Balance, ending	$2,954,100	$4,060,425